          AIM HIGH YIELD FUND - CLASS A, B, C AND INVESTOR CLASS SHARES

                         Supplement dated April 13, 2007
            to the Prospectus dated November 17, 2006 as supplemented
                                December 20, 2006

Effective May 1, 2007, the following changes will be implemented with respect to the investment program of the fund:

The following information will be added under the heading "RISK/RETURN SUMMARY - PRIMARY INVESTMENT STRATEGIES" at the end of the second paragraph on page 1 of the prospectus:

     "The fund may also invest up to 15% of its total assets in securities of companies located in developing markets."

The following risk will be added under the heading "RISK/RETURN SUMMARY - PRINCIPAL RISKS" on page 1 of the prospectus:

     "Developing Markets Securities Risk"

The following information will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" at the end of the fifth paragraph on page 6 of the prospectus:

     "The fund may also invest up to 15% of its total assets in securities of companies located in developing markets."

The following information should replace in its entirety the seventh paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" on page 6 of the prospectus:

     "In selecting securities for the fund's portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. The portfolio managers conduct a bottom-up fundamental analysis of a company before its securities are purchased by the fund. The fundamental analysis involves an evaluation by a team of credit analysts of a company's financial statements in order to assess a company's financial condition. The credit analysts also assess the ability of a company to reduce its leverage (i.e. the amount of borrowed debt). "

The following information will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS" after the fourth paragraph on page 7 of the prospectus:

     "Developing Markets Securities Risk - The risk associated with investments in foreign securities may affect the value of securities issued by foreign companies located in developing countries more than those in countries with more mature economies. For example, many developing countries, in the past, have experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures."

          AIM INCOME FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                         Supplement dated April 13, 2007
                    to the Prospectus dated November 17, 2006

Effective May 1, 2007, the following changes will be implemented with respect to the investment program of the fund:

The second paragraph appearing under the heading "RISK/RETURN SUMMARY - PRIMARY INVESTMENT STRATEGIES" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The fund may invest up to 40% of its total assets in foreign securities and may also invest up to 15% of its total assets in securities of companies located in developing markets. The fund may invest up to 35% of its nets assets in lower-quality debt securities commonly known as "junk bonds" and unrated debt securities deemed by the portfolio managers to be of comparable quality. The fund currently restricts investments in "junk bonds" to 10% of its net assets."

The last sentence of the fourth paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" on page 6 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The fund may also invest up to 15% of its total assets in securities of companies located in developing markets."

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 9 of the prospectus:

     "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.

     - Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2001.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996.

     - Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for various high yield (or non-investment grade) bond holdings in the fund since 2000 and has been otherwise associated with the fund since 1995. She has been associated with the advisor and/or its affiliates since 1992.

     - Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1992.

          Mr. Friedli, Mr. Ehret, Mr. Gau, Mr. Hughes and Ms. Gibbs are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

          They are assisted by the advisor's Taxable Investment Grade Bond and Taxable High Yield Teams, which are comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the teams may change from time to time. More information on the portfolio managers and the teams, including biographies of members of the teams, may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

          The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

  AIM INTERMEDIATE GOVERNMENT FUND - CLASS A, B, C, R AND INVESTOR CLASS SHARES

                         Supplement dated April 13, 2007
                    to the Prospectus dated November 17, 2006

Effective May 1, 2007, the following changes will be implemented with respect to the investment program of the fund:

The second paragraph appearing under the heading "RISK/RETURN SUMMARY - PRIMARY INVESTMENT STRATEGIES" on page 1 of the prospectus shall be deleted in its entirety.

The fourth paragraph appearing under the heading "RISK/RETURN SUMMARY - PRIMARY INVESTMENT STRATEGIES" on page 1 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The portfolio managers use a top-down and bottom-up investment approach to construct the fund's portfolio. The fund uses the Lehman Brothers U.S. Government Index (the benchmark index) as a guide in structuring the portfolio, but the fund is not an index fund. The fund typically holds a higher percentage of assets in seasoned, high-coupon, mortgage-backed securities than the benchmark index."

The following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION - PERFORMANCE TABLE" on page 3 of the prospectus:

     "PERFORMANCE TABLE

     The following performance table compares the fund's performance to that of a broad-based securities market index, a style specific index and a peer group index. The fund's performance reflects payment of sales loads, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended                                                                          Since      Inception
December 31, 2005)                                            1 Year   5 Years   10 Years   Inception(1)      Date
----------------------                                        ------   -------   --------   ------------   ---------
Class A                                                                                                     04/28/87
   Return Before Taxes                                        (3.29)%   3.21%      4.27%          --
   Return After Taxes on Distributions                        (4.90)    1.39       2.03           --
   Return  After  Taxes on  Distributions  and Sale of Fund
     Shares                                                   (2.14)    1.65       2.22           --
Class B                                                                                                     09/07/93
   Return Before Taxes                                        (4.03)    3.13       4.15           --
Class C                                                                                                     08/04/97
   Return Before Taxes                                        (0.16)    3.48         --         4.04%
Class R(2)                                                                                                  04/28/87
   Return Before Taxes                                         1.30     3.99       4.52           --
Investor Class(3)                                                                                           04/28/87
   Return Before Taxes                                         1.60     4.26       4.79           --
Lehman Brothers U.S. Aggregate Bond Index(4)                   2.43     5.87       6.17           --
Lehman Brothers U.S. Government Index(4,5)                     2.65     5.39       5.94           --
Lehman Brothers Intermediate U.S. Government and Mortgage
   Index(4,6)                                                  2.19     5.16       5.84           --
Lipper Intermediate U.S. Government Funds Index(4,7)           1.85     4.84       5.32           --

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B, C, R and Investor Class will vary.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.

(2) The return shown for the one year period is the historical performance of the fund's Class R shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Class R shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Class R shares) at net asset value, adjusted to reflect the higher Rule 12b-1 fees applicable to Class R shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the Fund's Class R shares is June 3, 2002.

(3) The return shown for the one year period is the historical performance of the fund's Investor Class shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Investor Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Investor Class shares) at net asset value, which restated performance will reflect the higher Rule 12b-1 fees applicable to Class A shares. The inception date shown in the table is that of the fund's Class A shares. The inception date of the fund's Investor Class shares is September 30, 2003.

(4) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities. The fund has also included the Lehman Brothers U.S. Government Index, which the fund has elected as its style specific index rather than the Lehman Brothers Intermediate U.S. Government and Mortgage Index because the fund believes the Lehman Brothers U.S. Government Index is better aligned with the Government Fund's Morningstar category classification in terms of its duration profile. In addition, the Lipper Intermediate U.S. Government Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(5) The Lehman Brothers U.S. Government Index consists of securities issued by the U.S. Government including public obligations of the U.S. Treasury with a remaining maturity of one year or more or publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government.

(6) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features and fixed-rate mortgage securities with a weighted average of at least 1 year and issued by GNMA, FHLMC, or FNMA.

(7) The Lipper Intermediate U.S. Government Funds Index measures the performance of the largest funds in the Lipper Intermediate U.S. Government category. These funds invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar weighted average maturities of six to ten years."

The following information should replace in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES" on pages 6 and 7 of the prospectus:

     "The fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

          The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality.

          The principal type of fixed income securities purchased by the fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings.

          The fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

          The fund enters into reverse repurchase agreements and engages in dollar roll transactions to enhance the fund's return on cash. The fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

          The portfolio managers use a top-down and bottom-up investment approach to construct the fund's portfolio. The top-down investment approach involves an evaluation by the portfolio managers of the overall economic environment and its potential impact on the level and direction of interest rates, and the shape of the yield curve. Based on this information, the portfolio managers develop a strategic outlook for the upcoming six to twelve months and a shorter-term tactical outlook when market opportunities arise.

          The portfolio managers seek to construct a portfolio with risk characteristics similar to the benchmark index. The fund seeks to limit risk through various controls, such as sector and issuer weightings and duration relative to the benchmark index. The fund uses the benchmark index as a guide in structuring the portfolio, but the fund is not an index fund. The fund typically holds a higher percentage of assets in seasoned, high-coupon, mortgage-backed securities than the benchmark index.

          After the top down analysis has been completed, the portfolio managers select securities believed to be undervalued given the prevailing market environment or future developments. The security selection process includes decisions such as (1) whether to buy callable securities; (2) how many months or years of call protection (a provision that prohibits the issuer from calling back the security) the fund should have; and (3) identifying mortgage-backed securities that might exhibit faster or slower refinancing activity than other mortgage securities with the same coupon and maturity.

          The portfolio managers seek to limit credit and interest rate risk by maintaining a duration of the fund's portfolio within a range around the duration of the benchmark index.

          The portfolio managers will consider selling a security if they conclude (1) a change in the economic or market outlook indicates assets should be reallocated; (2) a mortgage security is prepaying faster or slower than expected; (3) a security is likely to be called and it is determined that the fund should own a security with a longer maturity date; or (4) a security has become fully valued.

          The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A large amount of cash could negatively affect the fund's investment results in a period of rising market prices, conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective. The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives."

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 9 of the Prospectus:

     "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1996.

               Mr. Friedli and Mr. Gau are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

               They are assisted by the advisor's Taxable Investment Grade Bond Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of members of the team, may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

               The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

           AIM LIMITED MATURITY TREASURY FUND - CLASS A AND A3 SHARES

                         Supplement dated April 13, 2007
                   to the Prospectus dated November 17, 2006

Effective May 1, 2007, the following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on pages 7 and 8 of the Prospectus:

     "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1996.

               Mr. Friedli and Mr. Gau are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

               They are assisted by the advisor's Taxable Investment Grade Bond Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of members of the team, may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

               The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

               AIM SHORT TERM BOND FUND - CLASS A, C AND R SHARES

                         Supplement dated April 13, 2007
                   to the Prospectus dated November 17, 2006

Effective May 1, 2007, the following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on pages 8 and 9 of the Prospectus:

     "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996.

               Mr. Friedli and Mr. Gau are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

               They are assisted by the advisor's Taxable Investment Grade Bond Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of members of the team, may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

               The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

             AIM TOTAL RETURN BOND FUND - CLASS A, B, C AND R SHARES

                         Supplement dated April 13, 2007
                    to the Prospectus dated November 17, 2006

Effective May 1, 2007, the following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S)" on page 9 of the Prospectus:

     "The following individuals are jointly and primarily responsible for the day-to-day management of the fund's portfolio:

     - Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999. As the lead manager, Mr. Friedli generally has final authority over all aspects of the fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which Mr. Friedli may perform these functions, and the nature of these functions, may change from time to time.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996.

               Mr. Friedli and Mr. Gau are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

               They are assisted by the advisor's Taxable Investment Grade Bond Team, which is comprised of portfolio managers and research analysts. Team members provide research support and make securities recommendations with respect to the fund's portfolio, but do not have day-to-day management responsibilities with respect to the fund's portfolio. Members of the team may change from time to time. More information on the portfolio managers and the team, including biographies of members of the team, may be found on the advisor's website http://www.aiminvestments.com. The website is not part of this prospectus.

               The fund's Statement of Additional Information provides additional information about the portfolio managers' investments in the fund, a description of their compensation structure, and information regarding other accounts they manage."

                          INSTITUTIONAL CLASS SHARES OF

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

                     Supplement dated April 13, 2007 to the
               Prospectus dated November 17, 2006 as supplemented
            December 13, 2006, January 25, 2007 and February 28, 2007

Effective May 1, 2007, the following changes will be implemented with respect to the investment programs of each fund, as applicable:

The following information will be added under the heading "RISK/RETURN SUMMARY - HIGH YIELD - PRIMARY INVESTMENT STRATEGIES" at the end of the second paragraph on page 1 of the prospectus:

     "The fund may also invest up to 15% of its total assets in securities of companies located in developing markets."

The following risk will be added under the heading "RISK/RETURN SUMMARY - HIGH YIELD - PRINCIPAL RISKS" on page 2 of the prospectus:

     "Developing Markets Securities Risk"

The second paragraph appearing under the heading "RISK/RETURN SUMMARY - INCOME - PRIMARY INVESTMENT STRATEGIES" on page 2 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The fund may invest up to 40% of its total assets in foreign securities and may also invest up to 15% of its total assets in securities of companies located in developing markets. The fund may invest up to 35% of its nets assets in lower-quality debt securities commonly known as "junk bonds" and unrated debt securities deemed by the portfolio managers to be of comparable quality. The fund currently restricts investments in "junk bonds" to 10% of its net assets."

The second paragraph appearing under the heading "RISK/RETURN SUMMARY - INTERMEDIATE GOVERNMENT - PRIMARY INVESTMENT STRATEGIES" on page 3 of the prospectus shall be deleted in its entirety.

The fourth paragraph appearing under the heading "RISK/RETURN SUMMARY - INTERMEDIATE GOVERNMENT - PRIMARY INVESTMENT STRATEGIES" on page 3 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The portfolio managers use a top-down and bottom-up investment approach to construct the fund's portfolio. The fund uses the Lehman Brothers U.S. Government Index (the benchmark index) as a guide in structuring the portfolio, but the fund is not an index fund. The fund typically holds a higher percentage of assets in seasoned, high-coupon, mortgage-backed securities than the benchmark index."

The following information replaces in its entirety the information appearing under the heading "PERFORMANCE INFORMATION - PERFORMANCE TABLE" on pages 14 through 16 of the prospectus:

     "PERFORMANCE TABLE

     The following performance table compares each fund's performance to that of a broad-based securities market index, a style specific index, and a peer group index, if applicable. The indices may not reflect payment of fees, expenses or taxes. The fund is not managed to track the performance of any particular index, including the indices shown below, and consequently, the performance of the fund may deviate significantly from the performance of the indices shown below.

AVERAGE ANNUAL TOTAL RETURNS

(for the periods ended                                                                       Since       Inception
December 31, 2005)                                          1 Year   5 Years   10 Years   Inception(1)      Date
----------------------                                      ------   -------   --------   ------------   ---------
High Yield-Institutional Class(2)                                                                        07/11/78(2)
   Return Before Taxes                                       2.94%     5.18%     2.13%         --
   Return After Taxes on Distributions                       0.39      1.63     (1.60)         --
   Return After Taxes on Distributions
      and Sale of Fund Shares                                1.88      2.17     (0.45)         --

Lehman Brothers U.S. Aggregate Bond Index(3)                 2.43      5.87      6.17          --
Lehman Brothers High Yield Index(4,5)                        2.74      8.85      6.54          --
Lipper High Current Yield Bond Funds Index(4,6)              3.00      6.76      5.30          --

Income-Institutional Class(7)                                                                            05/03/68(7)
   Return Before Taxes                                       2.99      4.83      4.47          --
   Return After Taxes on Distributions                       0.79      2.45      1.87          --
   Return After Taxes on Distributions
      and Sale of Fund Shares                                1.93      2.67      2.19          --

Lehman Brothers U.S. Aggregate Bond Index(3)                 2.43      5.87      6.17          --
Lehman Brothers U.S. Credit Index(8,9)                       1.96      7.11      6.46          --
Lipper BBB Rated Funds Index(8,10)                           2.24      6.36      5.87          --

Intermediate Government-Institutional Class(11)                                                          04/28/87(11)
   Return Before Taxes                                       1.98      4.31      4.81          --
   Return After Taxes on Distributions                      (0.09)     2.40      2.53          --
   Return After Taxes on Distributions
      and Sale of Fund Shares                                1.02      2.51      2.66          --

Lehman Brothers U.S. Aggregate Bond Index(3)                 2.43      5.87      6.17          --
Lehman Brothers U.S. Government Index(12,13)                 2.65      5.39      5.94          --
Lehman Brothers Intermediate U.S. Government and Mortgage
   Index(12,14)                                              2.19      5.16      5.84          --

Lipper Intermediate U.S. Government Funds Index(12,15)       1.85      4.84      5.32          --

Limited Maturity Treasury-Institutional Class                                                            07/13/87
   Return Before Taxes                                       1.45      3.23      4.37          --
   Return After Taxes on Distributions                       0.45      2.01      2.65          --
   Return After Taxes on Distributions
      and Sale of Fund Shares                                0.94      2.02      2.66          --

Lehman Brothers U.S. Aggregate Bond Index(3)                 2.43      5.87      6.17          --
Lehman Brothers 1- to 2-Year U.S. Government Bond
Index(16,17)                                                 1.93      3.59      4.72          --
Lipper Short U.S. Treasury Funds Category Average(16,18)     1.41      3.22      4.20          --

Money Market-AIM Cash Reserves Shares(19)                    2.29      1.54      3.09          --        10/16/93(19)

Real Estate-Institutional Class(2)                                                                       12/31/96(2)
   Return Before Taxes                                      14.80     21.21        --       13.16
   Return After Taxes on Distributions                      12.91     19.70        --       11.33
   Return After Taxes on Distributions
      and Sale of Fund Shares                               10.33     17.89        --       10.45

S&P 500 Index(20)                                            4.91      0.54        --        7.63(29)    12/31/96(29)
MSCI U.S. REIT Index(20,21)                                 12.13     18.71        --       12.17(29)    12/31/96(29)
Lipper Real Estate Funds Index(20,22)                       12.27     18.36        --       12.17(29)    12/31/96(29)

Short Term Bond-Institutional Class(23)                                                                  08/30/02(23)
   Return Before Taxes                                       2.60        --        --        2.66
   Return After Taxes on Distributions                       1.29        --        --        1.57
   Return After Taxes on Distributions
      and Sale of Fund Shares                                1.68        --        --        1.63

Lehman Brothers U.S. Aggregate Bond Index(3)                 2.43        --        --        4.24(29)    08/31/02(29)
Lehman Brothers 1-3 Year Government/Credit Index(24,25)      1.77        --        --        2.39(29)    08/31/02(29)
Lipper Short Investment Grade Bond Funds Index(24,26)        1.76        --        --        2.33(29)    08/31/02(29)

Total Return Bond-Institutional Class(2)                                                                 12/31/01(2)
   Return Before Taxes                                       3.00        --        --        5.31
   Return After Taxes on Distributions                       1.63        --        --        3.75
   Return After Taxes on Distributions
      and Sale of Fund Shares                                1.94        --        --        3.62

Lehman Brothers U.S. Aggregate Bond Index(3)                 2.43      5.87      6.17          --        12/31/01(29)
Lipper Intermediate Investment Grade Funds Index(27,28)      2.28      5.67      5.76          --        12/31/01(29)

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) Since Inception performance is only provided for a class with less than ten calendar years of performance.

(2) The return shown for the one year period is the historical performance of the fund's Institutional Class shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Institutional Class shares) at net asset value, which restated performance will reflect the Rule 12b-1 fees applicable to Class A shares. The inception date of the fund's Institutional Class shares is April 30, 2004.

(3) The Lehman Brothers U.S. Aggregate Bond Index covers U.S. investment grade fixed rate bonds with components for government and corporate securities, mortgage pass-throughs and asset-backed securities.

(4) High Yield has also included the Lehman Brothers High Yield Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper High Current Yield Bond Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(5) The Lehman Brothers High Yield Index covers the universe of fixed-rate, non-investment grade debt-securities. Pay-in-kind bonds, Eurobonds, and debt issues from countries designated as emerging markets are excluded, but Canadian and global bonds (SEC registered) of issuers in non-EMG countries are included.

(6) The Lipper High Current Yield Bond Funds Index is an equally weighted representation of the largest funds within the Lipper High Yield funds category. The funds have no credit rating restriction, but tend to invest in fixed-income securities with lower credit ratings.

(7) The returns shown for these periods are the blended returns of the historical performance of the Fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Institutional Class shares) at net asset value, which restated performance will reflect the Rule 12b-1 fees applicable to Class A shares. The inception date of the fund's Institutional Class shares is October 25, 2005.

(8) Income has also included the Lehman Brothers U.S. Credit Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper BBB Rated Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(9) The Lehman Brothers U.S. Credit Index consists of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered.

(10) The Lipper BBB Rated Funds Index is an equally weighted representation of the largest funds in the Lipper BBB Rated Funds category. The funds invest at least 65% of assets in corporate and government debt issues rated in the top four grades.

(11) The returns shown for these periods are the blended returns of the historical performance of the fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class A shares (for the periods prior to the inception of the Institutional Class shares) at net asset value, which restated performance will reflect the Rule 12b-1 fees applicable to Class A shares. The inception date of the fund's Institutional Class shares is April 29, 2005.

(12) Intermediate Government has also included the Lehman Brothers U.S. Government Index, which the fund has elected as its style specific index rather than the Lehman Brothers Intermediate U.S. Government and Mortgage Index because the fund believes the Lehman Brothers U.S. Government Index is better aligned with the Government Fund's Morningstar category classification in terms of its duration profile. In addition, the Lipper Intermediate U.S. Government Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(13) The Lehman Brothers U.S. Government Index consists of securities issued by the U.S. Government including public obligations of the U.S. Treasury with a remaining maturity of one year or more or publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government.

(14) The Lehman Brothers Intermediate U.S. Government and Mortgage Index includes securities in the intermediate maturity range of the U.S. Government Index that must have between 1 year and 10 years to final maturity regardless of call features and fixed-rate mortgage securities with a weighted average of at least 1 year and issued by GNMA, FHLMC, or FNMA.

(15) The Lipper Intermediate U.S. Government Funds Index measures the performance of the largest funds in the Lipper Intermediate U.S. Government category. These funds invest at least 65% of their assets in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities with dollar weighted average maturities of six to ten years.

(16) Limited Maturity Treasury has also included the Lehman Brothers 1- to 2-Year U.S. Government Bond Index, which the fund believes more closely reflects the performance of the securities in which the fund invests. In addition, the Lipper Short U.S. Treasury Funds Category Average (which may or may not include the fund) is included for comparison to a peer group.

(17) The Lehman Brothers 1- to 2-Year U.S. Government Bond Index includes market value-weighted government debt issues with maturities between one and two years.

(18) The Lipper Short U.S. Treasury Funds Category Average represents an average of all the short-term U.S. treasury funds tracked by Lipper.

(19) The returns shown for these periods are the restated historical performance of the fund's AIM Cash Reserve Shares at net asset value, which restated performance will reflect the Rule 12b-1 fees applicable to AIM Cash Reserve Shares. The inception date shown in the table is that of the fund's AIM Cash Reserve Shares. The Institutional Class shares have not commenced operations.

(20) The S&P 500 Index is a market capitalization weighted index covering all major areas of the U.S. economy. It is not the 500 largest companies, but rather the most widely held 500 companies chosen with respect to market size, liquidity, and their industry. The index accounts for approximately 70% of the U.S. market. The performance of the S&P 500 Index is considered one of the best overall indicators of market performance. The fund has also included the MSCI U.S. REIT Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Real Estate Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(21) The MSCI U.S. REIT Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance.

(22) The Lipper Real Estate Funds Index is an equally weighted representation of the largest funds within the Lipper Real Estate category. These funds invest more than 65% of their portfolio in equity securities of domestic and foreign companies engaged in the real estate industry.

(23) The return shown for the one year period is the historical performance of the fund's institutional class shares. The returns shown for other periods are the blended returns of the historical performance of the fund's Institutional Class shares since their inception and the restated historical performance of the fund's Class C shares (for the periods prior to the inception of the Institutional Class shares) at net asset value, which restated performance will reflect the Rule 12b-1 fees applicable to Class C shares. The inception date shown in the table is that of the fund's Class C shares. The inception date of the fund's Institutional Class shares is April 30, 2004.

(24) Short Term Bond has also included the Lehman Brothers 1-3 Year Government/Credit Index, which the fund believes more closely reflects the performance of the types of securities in which the fund invests. In addition, the Lipper Short Investment Grade Bond Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(25) The Lehman Brothers 1-3 Year Government/Credit Index is a subset of the Lehman Brothers Government/Credit Bond Index that includes treasuries and agencies, as well as publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity and quality requirements.

(26) The Lipper Short Investment Grade Bond Funds Index is an equally weighted representation of the largest funds that make up the Lipper Short Investment Grade Bond category. These funds invest primarily in investment grade debt issues with dollar-weighted average maturities of less than three years.

(27) Total Return Bond has also included the Lipper Intermediate Investment Grade Funds Index (which may or may not include the fund) is included for comparison to a peer group.

(28) The Lipper Intermediate Investment Grade Funds Index is an equally weighted representation of the largest funds in the Lipper Intermediate Investment Grade Debt category. These funds invest primarily in investment grade debt issues with average maturities of five to ten years.

(29) The average annual total return given is since the month-end closest to the inception date of the class with the longest performance history.

     AIM Cash Reserves Shares' seven day yield on December 31, 2005, was 3.33%. For the current seven day yield, call (800) 347-4246."

The following information will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - HIGH YIELD" at the end of the fifth paragraph on page 21 of the prospectus:

     "The fund may also invest up to 15% of its total assets in securities of companies located in developing markets."

The following information should replace in its entirety the seventh paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - HIGH YIELD" on page 21 of the prospectus:

     "In selecting securities for the fund's portfolio, the portfolio managers focus on junk bonds that they believe have favorable prospects for high current income and the possibility of growth of capital. The portfolio managers conduct a bottom-up fundamental analysis of a company before its securities are purchased by the fund. The fundamental analysis involves an evaluation by a team of credit analysts of a company's financial statements in order to assess a company's financial condition. The credit analysts also assess the ability of a company to reduce its leverage (i.e. the amount of borrowed debt). "

The last sentence of the fourth paragraph appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - INCOME" on page 21 of the prospectus shall be deleted in its entirety and replaced with the following:

     "The fund may also invest up to 15% of its total assets in securities of companies located in developing markets."

The following information should replace in its entirety the information appearing under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - OBJECTIVE AND STRATEGIES - INTERMEDIATE GOVERNMENT" on pages 22 and 23 of the prospectus:

     "The fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal. The fund's investment objective may be changed by the Board of Trustees without shareholder approval.

          The fund seeks to meet its objective by investing, normally, at least 80% of its assets in debt securities issued, guaranteed or otherwise backed by the U.S. Government or its agencies and instrumentalities. These securities include: (1) U.S. Treasury obligations and (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities and supported by (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow from the U.S. Treasury, or (c) the credit of the agency or instrumentality.

          The principal type of fixed income securities purchased by the fund are callable bonds that can be redeemed by the issuer prior to their stated maturity, bullet-maturity debt bonds with a stated maturity date; mortgage-backed securities consisting of interests in underlying mortgages with maturities of up to thirty years, and Treasury and agency holdings.

          The fund invests in securities of all maturities, but will maintain a weighted average effective maturity for the portfolio of between three and ten years.

          The fund enters into reverse repurchase agreements and engages in dollar roll transactions to enhance the fund's return on cash. The fund may also invest in derivative instruments such as treasury futures and options on treasury futures. The fund's investments in the types of securities described in this prospectus vary from time to time, and at any time, the fund may not be invested in all types of securities described in this prospectus. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

          The portfolio managers use a top-down and bottom-up investment approach to construct the fund's portfolio. The top-down investment approach involves an evaluation by the portfolio managers of the overall economic environment and its potential impact on the level and direction of interest rates, and the shape of the yield curve. Based on this information, the portfolio managers develop a strategic outlook for the upcoming six to twelve months and a shorter-term tactical outlook when market opportunities arise.

          The portfolio managers seek to construct a portfolio with risk characteristics similar to the benchmark index. The fund seeks to limit risk through various controls, such as sector and issuer weightings and duration relative to the benchmark index. The fund uses the benchmark index as a guide in structuring the portfolio, but the fund is not an index fund. The fund typically holds a higher percentage of assets in seasoned, high-coupon, mortgage-backed securities than the benchmark index.

          After the top down analysis has been completed, the portfolio managers select securities believed to be undervalued given the prevailing market environment or future developments. The security selection process includes decisions such as (1) whether to buy callable securities; (2) how many months or years of call protection (a provision that prohibits the issuer from calling back the security) the fund should have; and (3) identifying mortgage-backed securities that might exhibit faster or slower refinancing activity than other mortgage securities with the same coupon and maturity.

          The portfolio managers seek to limit credit and interest rate risk by maintaining a duration of the fund's portfolio within a range around the duration of the benchmark index.

          The portfolio managers will consider selling a security if they conclude (1) a change in the economic or market outlook indicates assets should be reallocated; (2) a mortgage security is prepaying faster or slower than expected; (3) a security is likely to be called and it is determined that the fund should own a security with a longer maturity date; or (4) a security has become fully valued.

          The fund typically maintains a portion of its assets in cash, which is generally invested in money market funds advised by the fund's adviser. The fund holds cash to handle its daily cash needs, which include payment of fund expenses, redemption requests and securities transactions. The amount of cash held by the fund may increase if the fund takes a temporary defensive position. The fund may take a temporary defensive position when it receives unusually large redemption requests, or if there are inadequate investment opportunities due to adverse market, economic, political or other conditions. A large amount of cash could negatively affect the fund's investment results in a period of rising market prices, conversely it could reduce the magnitude of the fund's loss in the event of falling market prices and provide liquidity to make additional investments or to meet redemptions. As a result, the fund may not achieve its investment objective. The fund may engage in active and frequent trading of portfolio securities to achieve its investment objectives."

The following information will be added under the heading "INVESTMENT OBJECTIVE, STRATEGIES AND RISKS - RISKS - HIGH YIELD" after the fourth paragraph on page 28 of the prospectus:

     "Developing Markets Securities Risk - The risk associated with investments in foreign securities may affect the value of securities issued by foreign companies located in developing countries more than those in countries with more mature economies. For example, many developing countries, in the past, have experienced high rates of inflation or sharply devalued their currencies against the U.S. dollar, causing the value of investments in companies located in those countries to decline. Transaction costs are often higher in developing countries and there may be delays in settlement procedures."

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - INCOME" on pages 36 and 37 of the prospectus:

     - "Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999.

     - Peter Ehret, Senior Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 2001.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996.

     - Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for various high yield (or non-investment grade) bond holdings in the fund since 2000 and has been otherwise associated with the fund since 1995. She has been associated with the advisor and/or its affiliates since 1992.

     - Darren S. Hughes, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1992.

               Mr. Friedli, Mr. Ehret, Mr. Gau, Mr. Hughes and Ms. Gibbs are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

               They are assisted by the advisor's Taxable Investment Grade Bond and Taxable High Yield Teams."

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - INTERMEDIATE GOVERNMENT" on page 37 of the Prospectus:

     - "Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1999.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1996.

               Mr. Friedli and Mr. Gau are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

               They are assisted by the advisor's Taxable Investment Grade Bond Team."

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - LIMITED MATURITY" on page 37 of the Prospectus:

     - "Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1999.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2007 and has been associated with the advisor and/or its affiliates since 1996.

               Mr. Friedli and Mr. Gau are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

               They are assisted by the advisor's Taxable Investment Grade Bond Team."

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - SHORT TERM BOND" on page 37 of the Prospectus:

     - "Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2002 and has been associated with the advisor and/or its affiliates since 1999.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996.

               Mr. Friedli and Mr. Gau are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

               They are assisted by the advisor's Taxable Investment Grade Bond Team."

The following information should replace in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGER(S) - TOTAL RETURN BOND" on page 37 of the Prospectus:

     - "Jan H. Friedli (lead manager), Senior Portfolio Manager, who has been responsible for the fund since 2001 and has been associated with the advisor and/or its affiliates since 1999.

     - Brendan D. Gau, Portfolio Manager, who has been responsible for the fund since 2006 and has been associated with the advisor and/or its affiliates since 1996.

               Mr. Friedli and Mr. Gau are dual employees of AIM and INVESCO Institutional (N.A.), Inc.

               They are assisted by the advisor's Taxable Investment Grade Bond Team."

                           AIM GLOBAL REAL ESTATE FUND
                               AIM HIGH YIELD FUND
                                 AIM INCOME FUND
                        AIM INTERMEDIATE GOVERNMENT FUND
                       AIM LIMITED MATURITY TREASURY FUND
                              AIM MONEY MARKET FUND
                             AIM MUNICIPAL BOND FUND
                              AIM REAL ESTATE FUND
                            AIM SHORT TERM BOND FUND
                           AIM TOTAL RETURN BOND FUND

             (SERIES PORTFOLIOS OF AIM INVESTMENT SECURITIES FUNDS)

                        Supplement dated April 13, 2007
       to the Statement of Additional Information dated November 17, 2006 as supplemented December 13, 2006, January 25, 2007, February 28, 2007
                               and March 23, 2007

Effective May 1, 2007, the following changes will be implemented with respect to the investment programs of each fund, as applicable:

This information replaces in its entirety the first sentence of the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - FOREIGN INVESTMENTS - FOREIGN SECURITIES - RISKS OF DEVELOPING COUNTRIES" on pages 8 and 9 of the Statement of Additional Information. The following information supercedes and replaces the corresponding information that was contained in the supplement dated December 13, 2006:

     "AIM Short Term Bond Fund and AIM Total Return Bond Fund may each invest up to 5% of their total assets, AIM High Yield Fund and AIM Income Fund may each invest up to 15% of their total assets, AIM Real Estate Fund may invest up to 10% of its total assets and AIM Global Real Estate Fund may invest up to 20% of its total assets in securities of companies located in developing countries."

The following information replaces in its entirety the first sentence of the first paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - DEBT INVESTMENTS - COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS")" on page 11 of the Statement of Additional Information:

     "AIM Global Real Estate Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Municipal Bond Fund, AIM Real Estate Fund, AIM Short Term Bond Fund and AIM Total Return Bond Fund may invest in CMOs. A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams."

The following information appears after the last paragraph under the heading "DESCRIPTION OF THE FUNDS AND THEIR INVESTMENTS AND RISKS - DEBT INVESTMENTS - BANK INSTRUMENTS" on page 15 of the Statement of Additional Information:

     "LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS. AIM High Yield Fund and AIM Income Fund may invest, subject to an overall 15% limit on loans, in loan participations or assignments. Loan participations are loans or other direct debt instruments that are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

          When the fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender. Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The fund anticipates that loan participations could be sold only to a limited number of institutional investors. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws."

Information pertaining to Scot W. Johnson under the headings "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM INCOME FUND, AIM SHORT TERM BOND FUND AND AIM TOTAL RETURN FUND" on pages H-2 and H-3 of the Statement of Additional Information is deleted effective May 1, 2007.

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS - AIM INTERMEDIATE GOVERNMENT FUND AND AIM LIMITED MATURITY TREASURY FUND" on page H-2 of the Statement of Additional Information. The following table reflects information as of March 30, 2007:

                                                               OTHER POOLED INVESTMENT
                       DOLLAR       OTHER REGISTERED MUTUAL      VEHICLES (ASSETS IN        OTHER ACCOUNTS
                      RANGE OF    FUNDS (ASSETS IN MILLIONS)          MILLIONS)          (ASSETS IN MILLIONS)
                    INVESTMENTS   --------------------------   -----------------------   --------------------
                      IN EACH        NUMBER OF                   NUMBER OF                NUMBER OF
PORTFOLIO MANAGER     FUND(1)         ACCOUNTS    ASSETS          ACCOUNTS     ASSETS      ACCOUNTS   ASSETS
-----------------   -----------      ---------   --------        ---------   --------     ---------   ------
                                       AIM INTERMEDIATE GOVERNMENT FUND
Jan H. Friedli(2)       None             6       $2,737.6            2       $1,098.9        None       None
Brendan Gau(2)          None             6       $2,737.6            2       $1,098.9        None       None

                                      AIM LIMITED MATURITY TREASURY FUND
Jan H. Friedli(2)       None             6       $2,737.6            2       $1,098.9        None       None
Brendan Gau(2)          None             6       $2,737.6            2       $1,098.9        None       None

----------
(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Mr. Friedli and Mr. Gau will begin serving as portfolio managers on AIM Intermediate Government Fund and AIM Limited Maturity Treasury Fund on May 1, 2007.